Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Unrealized Gains on Available-for-Sale Investments USD ($)	Dec. 31, 2014 Unrealized Gains on Available-for-Sale Investments CNY
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 3,044
Recognized during the year	18,413
Realized or unrealized gain	475		77	475
Settlement	0
Ending Balance	18,888	$ 3,044